Debt Instruments - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Debt instruments.
Financial assets
Financial assets	573,046	355,333
Financial assets at fair value through profit or loss category | Debt instruments.
Financial assets
Financial assets	206,272	110,613
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets	355,321	233,463	$ 154,483
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets	$ 11,453	$ 11,257